PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of components of property and equipment
The components of property and equipment at December 31 were as follows:

	2021
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$3,122	$1,989	$1,133
Research and development equipment	35,088	24,448	10,640
Production equipment and tooling	30,292	22,624	7,668
Computer equipment	6,515	5,370	1,145
Software	8,609	7,183	1,426
Leasehold improvements	6,154	4,229	1,925
Leased vehicles	177	177	—
Office equipment	880	696	184
Monitoring equipment	11,261	5,113	6,148
Network equipment	6,644	5,779	865
	$108,742	$77,608	$31,134

	2020
	Cost	Accumulated amortization	Net book value
Furniture and fixtures	$3,467	$2,163	$1,304
Research and development equipment	33,583	21,770	11,813
Production equipment and tooling	31,999	23,466	8,533
Computer equipment	5,608	4,610	998
Software	7,608	5,838	1,770
Leasehold improvements	7,719	5,940	1,779
Leased vehicles	392	390	2
Office equipment	1,172	1,045	127
Monitoring equipment	6,141	2,455	3,686
Network equipment	6,417	5,017	1,400
	$104,106	$72,694	$31,412